UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-07388

Value Line Small Cap Opportunities Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: March 31, 2020

Date of reporting period: June 30, 2019

Item 1: Schedule of Investments.

A copy of Schedule of Investments for the period ended 6/30/19 is included with this Form.

Value Line Small Cap Opportunities Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (92.5%)

CONSUMER DISCRETIONARY (13.4%)

	APPAREL (0.3%)
68,700	Crocs, Inc. *	$1,356,825

	AUTO PARTS & EQUIPMENT (0.2%)
16,500	Visteon Corp. *(1)	966,570

	COMMERCIAL SERVICES (1.7%)
89,900	Monro, Inc. (1)	7,668,470

	COMPUTERS (0.1%)
30,300	PlayAGS, Inc. *	589,335

	DISTRIBUTION & WHOLESALE (3.1%)
75,700	Pool Corp.	14,458,700

	ELECTRONICS (0.2%)
64,200	Turtle Beach Corp. *(1)	742,152

	ENGINEERING & CONSTRUCTION (0.3%)
14,900	TopBuild Corp. *	1,233,124

	ENTERTAINMENT (2.0%)
76,200	Churchill Downs, Inc. (1)	8,768,334
29,400	Penn National Gaming, Inc. *	566,244

		9,334,578
	HOME BUILDERS (1.2%)
15,500	Cavco Industries, Inc. *	2,441,870
35,900	LCI Industries (1)	3,231,000

		5,672,870
	HOUSEHOLD PRODUCTS (0.6%)
22,800	Helen of Troy, Ltd. *	2,977,452

	HOUSEWARES (0.1%)
20,100	Tupperware Brands Corp.	382,503

	INTERNET (1.0%)
24,700	Shutterfly, Inc. *	1,248,585
28,800	Stamps.com, Inc. *	1,303,776
58,000	Stitch Fix, Inc. Class A *(1)	1,855,420
		4,407,781

	LEISURE TIME (0.4%)
26,700	Planet Fitness, Inc. Class A *	1,934,148

	LODGING (0.1%)
17,900	Hilton Grand Vacations, Inc. *	569,578

	RETAIL (2.1%)
17,700	Asbury Automotive Group, Inc. *	1,492,818
39,900	Cheesecake Factory, Inc. (The) (1)	1,744,428
6,300	Children's Place, Inc. (The) (1)	600,894
33,900	Dave & Buster's Entertainment, Inc. (1)	1,371,933
15,700	Dine Brands Global, Inc. (1)	1,498,879
29,400	Movado Group, Inc. (1)	793,800
11,200	Shake Shack, Inc. Class A *(1)	808,640
19,800	Texas Roadhouse, Inc.	1,062,666
5,300	Wingstop, Inc.	502,175
		9,876,233
		62,170,319
CONSUMER STAPLES (4.2%)

	COMMERCIAL SERVICES (0.5%)
18,300	Medifast, Inc. (1)	2,347,890

	FOOD (3.4%)
31,500	B&G Foods, Inc. (1)	655,200
54,200	Calavo Growers, Inc. (1)	5,243,308
55,500	J&J Snack Foods Corp. (1)	8,932,725
5,600	Lancaster Colony Corp.	832,160
		15,663,393
	RETAIL (0.3%)
8,700	Casey's General Stores, Inc.	1,357,113
		19,368,396
	ENERGY (0.3%)
	OIL & GAS SERVICES (0.3%)
82,700	ProPetro Holding Corp. *	1,711,890

FINANCIALS (10.9%)

	BANKS (2.3%)
206,496	First Financial Bankshares, Inc. (1)	6,358,012
37,900	Prosperity Bancshares, Inc. (1)	2,503,295
33,300	Walker & Dunlop, Inc.	1,771,893
		10,633,200
	COMMERCIAL SERVICES (0.4%)
32,900	Green Dot Corp. Class A *	1,608,810

	DIVERSIFIED FINANCIALS (3.6%)
34,700	Enova International, Inc. *	799,835
20,800	LendingTree, Inc. *(1)	8,736,624
125,100	Stifel Financial Corp.	7,388,406
		16,924,865
	INSURANCE (4.6%)
16,900	eHealth, Inc. *	1,455,090
18,200	Primerica, Inc.	2,183,090
58,600	ProAssurance Corp.	2,116,046
20,300	RenaissanceRe Holdings, Ltd.	3,613,603
131,900	RLI Corp. (1)	11,305,149
9,100	Selective Insurance Group, Inc.	681,499
		21,354,477
		50,521,352
HEALTHCARE (10.0%)

	HEALTHCARE PRODUCTS (3.5%)
17,500	Avanos Medical, Inc. *	763,175
26,500	Cantel Medical Corp. (1)	2,136,960

June 30, 2019

Shares		Value
COMMON STOCKS (92.5%) (continued)

	HEALTHCARE PRODUCTS (3.5%) (continued)
28,900	ICU Medical, Inc. *	$7,280,199
12,200	Insulet Corp. *(1)	1,456,436
20,200	iRhythm Technologies, Inc. *(1)	1,597,416
27,200	Merit Medical Systems, Inc. *	1,620,032
24,900	Tactile Systems Technology, Inc. *(1)	1,417,308
		16,271,526
	HEALTHCARE SERVICES (5.0%)
32,000	Chemed Corp.	11,546,880
34,100	Ensign Group, Inc. (The)	1,940,972
8,100	LHC Group, Inc. *(1)	968,598
71,700	US Physical Therapy, Inc.	8,788,269
		23,244,719
	PHARMACEUTICALS (0.5%)
39,066	Neogen Corp. *	2,426,389

	RETAIL (0.2%)
31,800	PetIQ, Inc. *(1)	1,048,128

	SOFTWARE (0.8%)
41,600	Omnicell, Inc. *	3,578,848
		46,569,610
INDUSTRIALS (27.9%)

	AEROSPACE & DEFENSE (2.8%)
11,700	Kaman Corp.	745,173
45,300	Teledyne Technologies, Inc. *	12,406,311
		13,151,484
	BUILDING MATERIALS (3.7%)
118,300	AAON, Inc. (1)	5,936,294
8,400	American Woodmark Corp. *	710,808
26,500	Lennox International, Inc.	7,287,500
49,400	PGT Innovations, Inc. *	825,968
32,000	Trex Co., Inc. *(1)	2,294,400
		17,054,970
	COMMERCIAL SERVICES (3.3%)
18,000	ABM Industries, Inc.	720,000
14,200	ASGN, Inc. *	860,520
36,200	FTI Consulting, Inc. *	3,035,008
198,800	Healthcare Services Group, Inc. (1)	6,027,616
21,200	Insperity, Inc.	2,589,368
11,700	Korn Ferry	468,819
26,000	TriNet Group, Inc. *	1,762,800
		15,464,131
	COMPUTERS (0.8%)
50,300	Mercury Systems, Inc. *	3,538,605

	ELECTRICAL EQUIPMENT (1.3%)
85,700	EnerSys	5,870,450

	ELECTRONICS (3.1%)
33,300	Watts Water Technologies, Inc. Class A	3,102,894
102,000	Woodward Inc.	11,542,320
		14,645,214

	ENGINEERING & CONSTRUCTION (2.9%)
44,800	Comfort Systems USA, Inc.	2,284,352
27,400	Dycom Industries, Inc. *	1,613,038
162,600	Exponent, Inc.	9,518,604
		13,415,994

	HAND & MACHINE TOOLS (0.7%)
41,900	Lincoln Electric Holdings, Inc.	3,449,208

	HOUSEWARES (2.8%)
193,700	Toro Co. (The)	12,958,530

	MACHINERY DIVERSIFIED (0.6%)
23,300	Applied Industrial Technologies, Inc.	1,433,649
13,100	Kadant, Inc. (1)	1,189,611
		2,623,260

	METAL FABRICATE/HARDWARE (2.9%)
69,500	AZZ, Inc.	3,198,390
52,500	RBC Bearings, Inc. *	8,757,525
13,800	Valmont Industries, Inc.	1,749,978
		13,705,893

	MISCELLANEOUS MANUFACTURERS (1.7%)
19,400	Carlisle Companies, Inc.	2,723,954
44,600	EnPro Industries, Inc.	2,847,264
18,700	John Bean Technologies Corp. (1)	2,265,131
		7,836,349
	RETAIL (0.3%)
38,600	Rush Enterprises, Inc. Class A	1,409,672

	TRANSPORTATION (0.8%)
33,800	Landstar System, Inc.	3,650,062

	TRUCKING & LEASING (0.2%)
11,500	GATX Corp. (1)	911,835
		129,685,657

INFORMATION TECHNOLOGY (19.5%)

	ADVERTISING (0.8%)
17,000	Trade Desk, Inc. (The) Class A *(1)	3,872,260

	CHEMICALS (0.1%)
4,500	Rogers Corp. *	776,610

	COMMERCIAL SERVICES (1.5%)
33,200	WEX, Inc. *	6,908,920

	COMPUTERS (3.8%)
5,300	CACI International, Inc. Class A *	1,084,327

Schedule of Investments (unaudited) (continued)

Shares		Value
COMMON STOCKS (92.5%) (continued)

	COMPUTERS (3.8%) (continued)
58,500	ExlService Holdings, Inc. *	$3,868,605
36,100	ForeScout Technologies, Inc. *(1)	1,222,346
47,900	MAXIMUS, Inc.	3,474,666
29,900	Qualys, Inc. *	2,603,692
28,500	Rapid7, Inc. *	1,648,440
41,700	Science Applications International Corp.	3,609,552
		17,511,628

	ELECTRICAL EQUIPMENT (0.4%)
10,400	Littelfuse, Inc.	1,839,864

	ELECTRONICS (2.2%)
36,600	Alarm.com Holdings, Inc. *	1,958,100
3,500	Coherent, Inc. *(1)	477,295
28,500	SYNNEX Corp.	2,804,400
48,000	Tech Data Corp. *	5,020,800
		10,260,595

	ENERGY-ALTERNATE SOURCES (0.3%)
24,000	SolarEdge Technologies, Inc. *	1,499,040

	INTERNET (2.4%)
93,900	ePlus, Inc. *	6,473,466
8,700	Mimecast, Ltd. *	406,377
35,900	Proofpoint, Inc. *	4,316,975
		11,196,818

	SEMICONDUCTORS (0.6%)
12,500	Brooks Automation, Inc. (1)	484,375
3,160	Cabot Microelectronics Corp.	347,853
36,600	Inphi Corp. *(1)	1,833,660
		2,665,888

	SOFTWARE (7.1%)
79,300	ACI Worldwide, Inc. *	2,723,162
10,300	Blackbaud, Inc.	860,050
31,700	Domo, Inc. Class B *(1)	866,044
53,300	Everbridge, Inc. *(1)	4,766,086
73,900	Five9, Inc. *	3,790,331
21,600	Instructure, Inc. *(1)	918,000
39,300	j2 Global, Inc. (1)	3,493,377
25,100	New Relic, Inc. *	2,171,401
11,100	Paycom Software, Inc. *(1)	2,516,592
53,000	Progress Software Corp.	2,311,860
49,300	SPS Commerce, Inc. *	5,038,953
28,900	Workiva, Inc. *	1,678,801
85,500	Yext, Inc. *(1)	1,717,695
		32,852,352

	TELECOMMUNICATIONS (0.3%)
28,800	Acacia Communications, Inc. *	1,358,208
		90,742,183

MATERIALS (5.0%)

	BUILDING MATERIALS (0.4%)
37,200	US Concrete, Inc. *(1)	1,848,468

	CHEMICALS (2.4%)
21,000	Balchem Corp.	2,099,370
22,600	Quaker Chemical Corp. (1)	4,585,088
58,300	Sensient Technologies Corp. (1)	4,283,884
		10,968,342

	HOUSEWARES (0.3%)
13,300	Scotts Miracle-Gro Co. (The) (1)	1,310,050

	MISCELLANEOUS MANUFACTURERS (0.8%)
30,200	AptarGroup, Inc.	3,755,068

	PACKAGING & CONTAINERS (1.1%)
172,600	Silgan Holdings, Inc.	5,281,560
		23,163,488

UTILITIES (1.3%)

	ELECTRIC (0.6%)
44,600	El Paso Electric Co.	2,916,840

	GAS (0.7%)
90,800	South Jersey Industries, Inc. (1)	3,062,684
		5,979,524

	TOTAL COMMON STOCKS (Cost $283,148,042) (92.5%)	429,912,419

SHORT-TERM INVESTMENTS (11.1%)

MONEY MARKET FUNDS (11.1%)
34,912,054	State Street Institutional Liquid Reserves Fund	34,912,054
16,503,877	State Street Navigator Securities Lending Government Money Market Portfolio (2)	16,503,877

	TOTAL SHORT-TERM INVESTMENTS (Cost $51,419,423) (11.1%)	51,415,931

	TOTAL INVESTMENT SECURITIES (103.6%) (Cost $334,567,465)	$481,328,350
		(16,821,914)
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-3.6%)

NET ASSETS (3) (100%)		$464,506,436

*	Non-income producing.

June 30, 2019

(1)	A portion or all of the security was held on loan. As of June 30, 2019, the market value of the securities on loan was $95,155,203.

(2)	Securities with an aggregate market value of $95,155,203 were out on loan in exchange for $16,503,877 of cash collateral as of June 30, 2019. The collateral was invested in a cash collateral reinvestment vehicle.

(3)	For federal income tax purposes, the aggregate cost was $334,567,465, aggregate gross unrealized appreciation was $157,161,912, aggregate gross unrealized depreciation was $10,401,027 and the net unrealized appreciation was $146,760,885.

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of June 30, 2019:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$429,912,419	$—	$—	$429,912,419
Short-Term Investments	51,415,931	—	—	51,415,931
Total Investments in Securities	$481,328,350	$—	$—	$481,328,350

* See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

For the period ended June 30, 2019, there were no transfers among levels.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended June 30, 2019, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date: